Debt - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands							12 Months Ended
	Sep. 22, 2016	Aug. 11, 2016	Aug. 01, 2016	May 23, 2016	Apr. 27, 2016	Feb. 23, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2016	Nov. 30, 2014
Debt Instrument [Line Items]
Short-term bank borrowings								$ 6,000,000
Weighted average interest rate								2.50%
Book value of outstanding long-term debt							$ 8,766,000,000	$ 8,656,000,000
Debt issuance costs							61,000,000
Debt discount							$ 128,000,000	167,000,000
Remaining tenor of debt							4 years 1 month 6 days
Interest accrued for debt							$ 48,000,000	46,000,000
Principal amount of debt							9,361,000,000	9,343,000,000
Repayment of term loan							38,000,000	32,000,000	$ 15,000,000
Annual repayment of Term Loan							18,000,000
Portion of principal amount of long-term and short-term debt, secured by collateral							$ 2,211,000,000	4,943,000,000
Debt instrument trading price, percentage							98.00%
Cash proceeds from the sale of the warrants									$ 134,000,000
Minimum [Member]
Debt Instrument [Line Items]
Common stock exchange percentage threshold							50.00%
Percentage of consideration received by share holders							90.00%
Warrant [Member]
Debt Instrument [Line Items]
Issue of warrants to purchase shares of common stock							11,180
Exercise price							$ 133.32
Warrants expiration date							Mar. 02, 2020
Warrants expiration extended date							Apr. 30, 2020
Cash proceeds from the sale of the warrants							$ 134,000,000
Carrying value of the warrants										$ 168,000,000
Dollar Denominated Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Revolving credit facility							$ 600,000,000
Senior Secured Term Loan B Due 2020 [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 1,440,000,000
Senior Secured Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Repayment of term loan	$ 1,440,000,000
Notes due date							Dec. 07, 2020
2021 Additional Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt			$ 500,000,000
Fixed rate on notes			4.125%
Additional notes issued price as percentage			101.875%
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Fixed rate on notes							4.125%
Debt issuance date							May 23, 2016
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2021 [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 850,000,000			$ 1,350,000,000	0
Notes due date				Jun. 01, 2021
Fixed rate on notes							4.125%
Fair value of debt				$ 850,000,000
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2023 [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 900,000,000			$ 900,000,000	0
Notes due date				Jun. 01, 2023
Fixed rate on notes							4.625%
Fair value of debt				$ 900,000,000
2021 and 2023 Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, frequency of periodic payment							Semi-annually on June 1 and December 1 of each year
Debt instrument, date of first required payment							Dec. 01, 2016
Fixed-Rate 3.5% Senior Unsecured Notes Maturing in September 2016 [Member]
Debt Instrument [Line Items]
Principal amount of debt							$ 0	500,000,000
Fixed rate on notes							3.50%
Repayment of senior debt			$ 200,000,000		$ 100,000,000	$ 200,000,000
Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Principal amount of debt		$ 1,000,000,000					$ 1,000,000,000	0
Notes due date							Sep. 01, 2022
Fixed rate on notes							3.875%
Debt instrument, frequency of periodic payment							Semi-annually on March 1 and September 1 of each year
Debt instrument, date of first required payment							Mar. 01, 2017
Fair value of debt		1,000,000,000
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Debt discount							$ (136,000,000)	(178,000,000)
Principal amount of debt							$ 1,150,000,000	1,150,000,000			$ 1,150,000,000
Notes due date							Dec. 01, 2019
Debt instrument, interest rate											1.00%
Fees and expenses capitalized as deferred financing costs							$ 16,000,000
Debt instrument trading price, percentage							130.00%
Initial cash conversion rate, shares							9.7236
Initial cash conversion price, debt							$ 1,000
Cash conversion price							$ 102.84
Minimum principal amount on fundamental change repurchase date							$ 200,000
Cash Convertible Senior Notes, Description							If a "fundamental change" (as defined below in this section) occurs at any time, holders will have the right, at their option, to require us to repurchase for cash all of their 2019 Cash Convertible Senior Notes, or any portion of the principal thereof that is equal to $1,000 or a multiple of $1,000 (provided that the portion of any global note or certified note, as applicable, not tendered for repurchase has a principal amount of at least $200,000, on the fundamental change repurchase date.
Fair value of Cash Convertible Senior Notes							$ 1,310,000,000
2019 Cash Convertible Senior Notes [Member] | Level II [Member]
Debt Instrument [Line Items]
Fair value of notes							258,000,000	241,000,000
Loss on embedded cash conversion option							$ 17,000,000	38,000,000
Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Percentage of total notes							76.00%
Floating Rate Notes [Member]
Debt Instrument [Line Items]
Percentage of total notes							24.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Remaining tenor of debt							4 years 1 month 6 days
Notes Hedges [Member]
Debt Instrument [Line Items]
Aggregate cost of the Notes Hedges							$ 208,000,000
Estimated fair value of the Notes Hedges							$ 258,000,000	$ 241,000,000
Senior Notes Due Two Thousand Sixteen [Member] | 2021 Additional Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Repayment of senior debt			$ 200,000,000
Senior Secured Term Loan B Due 2020 [Member] | 2021 and 2023 Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Repayment of term loan				1,250,000,000
2021 Senior Unsecured Notes [Member] | 2021 and 2023 Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Repayment of senior debt				$ 500,000,000
Senior Secured Notes Due Two Thousand Twenty Two [Member] | Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Repayment of senior debt		$ 960,000,000